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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   Chief Executive Officer
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

             /s/Steven N. Stein   Cincinnati, Ohio  October 13, 2000
             -------------------  ----------------  ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                -0-
                                            --------
Form 13F Information Table Entry Total:           61
                                            --------
Form 13F Information Table Value Total:     $121,256
                                            --------
                                            (thousands)

List of Other Included Managers:  None

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

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COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4                        COLUMN 5
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Name of Issuer                           Title of Class      CUSIP           FMV (000's)         Shares    SH\PRN     PUT\ CALL
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
BankUnited Financial Corp-CL A           Common              06652B103       $          384         52,100 SH
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Bear Stearns Cos                         Common              73902108        $          945         15,000 SH
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Berkshire Hathaway                       Common              84670108        $        1,288             20 SH
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Century Bancorp                          Common              156433104       $          290         20,000 SH
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Charles Schwab Corp                      Common              808513105       $        1,065         30,000 SH
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Financial Industries Corp                Common              317574101       $          900         99,990 SH
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First Citizens Bancshares Inc            Common              31946M103       $        4,612         64,450 SH
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First Data Corp                          Common              319963104       $        1,563         40,000 SH
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First Republic Bank                      Common              336158100       $        1,208         40,100 SH
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First State Bancorporation               Common              336453105       $           37          3,000 SH
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Hawthorne Financial Corp.                Common              420542102       $        3,400        286,354 SH
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Iberiabank Corp                          Common              450828108       $          183         10,000 SH
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Intercontinental Life Corp               Common              458593100       $          780         79,950 SH
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JP Morgan & Co.                          Common              616880100       $        3,104         19,000 SH
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JP Morgan & Co.                          Calls               616880900       $        7,352         45,000 SH
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Life Financial Corp                      Common              53184P101       $        1,824        621,025 SH
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Local Financial Corp                     Common              539553107       $       17,502      1,842,300 SH
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Matrix Bancorp Inc.                      Common              576819106       $        3,506        442,141 SH
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Mercantile Bankshares Corp               Common              587405101       $        1,198         33,000 SH
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Metrocorp Bancshares Inc.                Common              591650106       $        3,188        340,000 SH
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Mississippi Valley Bancshares            Common              605270101       $          168          6,500 SH
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National Commerce Bancorp                Common              635449101       $        1,196         60,000 SH
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Rebublic Security Corp                   Common              760758102       $           99         20,000 SH
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Sterling Financial  Corp-Wash            Common              859319105       $        3,070        269,930 SH
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Sungard Data Systems                     Common              867363103       $        1,100         25,700 SH
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UnionBancal Corp                         Common              908906100       $        3,497        150,000 SH
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Washington Mutual                        Common              939322103       $        2,389         60,000 SH
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Abbott Labs                              Common              002814100       $        1,065         22,400 SH
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Abercrombie & Fitch Co Cl A              Common              002896207       $           53          2,802 SH
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Argonaut Group Incorporated              Common              040157109       $          180         10,300 SH
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Associates First Capital Corp            Common              046008108       $          239          6,290 SH
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Bank One Corporation                     Common              06423A103       $        1,576         40,793 SH
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Bristol-Meyers Squibb Corp               Common              110122108       $          548          9,600 SH
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Charter One Financial Inc.               Common              160903100       $        1,327         54,425 SH
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Broadwing                                Common              111620100       $          424         16,600 SH
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Cinergy Corporation                      Common              172474108       $          476         14,400 SH
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Convergys Corp.                          Common              212485106       $          645         16,600 SH
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Fifth Third Bancorp                      Common              3316773100      $        2,070         38,475 SH
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First Indiana Company                    Common              32054R108       $        1,506         60,108 SH
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Firstar Corporation                      Common              33763T104       $        1,678         75,000 SH
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Ford Motor Company                       Common              345370100       $          531         20,978 SH
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General Mills Incorporated               Common              370334104       $        1,065         30,000 SH
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Huntington Bancshares, Inc.              Common              446150104       $        1,528        104,023 SH
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Miller Herman Inc.                       Common              600544100       $        3,848        120,000 SH
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



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COLUMN 1                                   COLUMN 6        COLUMN 7                      COLUMN 8
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Name of Issuer                             Investment Dis  Oth Mgrs          Sole             Shared         None
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
BankUnited Financial Corp-CL A             Sole                                52,100              -            -
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Bear Stearns Cos                           Sole                                15,000              -            -
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Berkshire Hathaway                         Sole                                    20              -            -
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Century Bancorp                            Sole                                20,000              -            -
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Charles Schwab Corp                        Sole                                30,000              -            -
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Financial Industries Corp                  Sole                                99,990              -            -
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First Citizens Bancshares Inc              Sole                                64,450              -            -
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First Data Corp                            Sole                                40,000              -            -
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First Republic Bank                        Sole                                40,100              -            -
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First State Bancorporation                 Sole                                 3,000              -            -
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Hawthorne Financial Corp.                  Sole                               286,354              -            -
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Iberiabank Corp                            Sole                                10,000              -            -
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Intercontinental Life Corp                 Sole                                79,950              -            -
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JP Morgan & Co.                            Sole                                19,000              -            -
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JP Morgan & Co.                            Sole                                45,000              -            -
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Life Financial Corp                        Sole                               621,025              -            -
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Local Financial Corp                       Sole                             1,842,300              -            -
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Matrix Bancorp Inc.                        Sole                               442,141              -            -
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Mercantile Bankshares Corp                 Sole                                33,000              -            -
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Metrocorp Bancshares Inc.                  Sole                               340,000              -            -
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Mississippi Valley Bancshares              Sole                                 6,500              -            -
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National Commerce Bancorp                  Sole                                60,000              -            -
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Rebublic Security Corp                     Sole                                20,000              -            -
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Sterling Financial  Corp-Wash              Sole                               269,930              -            -
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Sungard Data Systems                       Sole                                25,700              -            -
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UnionBancal Corp                           Sole                               150,000              -            -
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Washington Mutual                          Sole                                60,000              -            -
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Abbott Labs                                Sole                                22,400              -            -
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Abercrombie & Fitch Co Cl A                Sole                                 2,802              -            -
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Argonaut Group Incorporated                Sole                                10,300              -            -
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Associates First Capital Corp              Sole                                 6,290              -            -
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Bank One Corporation                       Sole                                40,793              -            -
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Bristol-Meyers Squibb Corp                 Sole                                 9,600              -            -
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Charter One Financial Inc.                 Sole                                54,425              -            -
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Broadwing                                  Sole                                16,600              -            -
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Cinergy Corporation                        Sole                                14,400              -            -
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Convergys Corp.                            Sole                                16,600              -            -
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Fifth Third Bancorp                        Sole                                38,475              -            -
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First Indiana Company                      Sole                                60,108              -            -
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Firstar Corporation                        Sole                                75,000              -            -
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Ford Motor Company                         Sole                                20,978              -            -
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General Mills Incorporated                 Sole                                30,000              -            -
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Huntington Bancshares, Inc.                Sole                               104,023              -            -
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Miller Herman Inc.                         Sole                               120,000              -            -
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


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
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COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4                     COLUMN 5
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Name of Issuer                           Title of Class      CUSIP           FMV (000's)     Shares        SH\PRN     PUT\ CALL
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Keycorp                                  Common              493267108       $     658         26,000    SH
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Eli Lilly & Company                      Common              532457108       $   3,462         42,680    SH
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Office Depot Incorporated                Common              676220106       $     293         37,500    SH
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PNC Bank Corporation                     Common              693475105       $   1,560         24,000    SH
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Sears, Roebuck & Company                 Common              812387108       $     399         12,300    SH
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Too, Inc.                                Common              890333107       $     348         14,642    SH
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The Limited  Incorporated                Common              532716107       $   4,523        205,000    SH
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Unitrin Incorporated                     Common              913275103       $     864         27,316    SH
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Ventas Inc.                              Common              92276F100       $     280         56,000    SH
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Visteon Corp                             Common              92839U107       $      24          1,571    SH
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X-Rite Inc.                              Common              983857103       $   1,043        120,000    SH
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Superior Financial Corp                  Common              86861100        $   6,023        547,500    SH
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East West Bancorp                        Common              27579R104       $   1,798        125,000    SH
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Gateway American                         Common              367569100       $     347        150,000    SH
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Online Resources & Com. Corp.            Common              68273G101       $      38         10,000    SH
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UCBH Holdings, Inc.                      Common              90262T100       $  10,320        386,667    SH
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UCBH Holdings, Inc.                      Common              90262T308       $   4,671        175,000    SH
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                                                                             $ 121,256      7,279,530
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












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COLUMN 1                                   COLUMN 6        COLUMN 7                      COLUMN 8
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Name of Issuer                             Investment Dis  Oth Mgrs          Sole             Shared         None
---------------------------------------------------------------------------------------------------------------------
Keycorp                                       Sole                                26,000              -            -
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Eli Lilly & Company                           Sole                                42,680              -            -
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Office Depot Incorporated                     Sole                                37,500              -            -
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PNC Bank Corporation                          Sole                                24,000              -            -
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Sears, Roebuck & Company                      Sole                                12,300              -            -
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Too, Inc.                                     Sole                                14,642              -            -
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The Limited  Incorporated                     Sole                               205,000              -            -
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Unitrin Incorporated                          Sole                                27,316              -            -
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Ventas Inc.                                   Sole                                56,000              -            -
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Visteon Corp                                  Sole                                 1,571              -            -
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X-Rite Inc.                                   Sole                               120,000              -            -
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Superior Financial Corp                       Sole                               547,500              -            -
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East West Bancorp                             Sole                               125,000              -            -
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Gateway American                              Sole                               150,000              -            -
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Online Resources & Com. Corp.                 Sole                                10,000              -            -
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UCBH Holdings, Inc.                           Sole                               386,667              -            -
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UCBH Holdings, Inc.                           Sole                               175,000              -            -
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                                                                               7,279,530              -            -
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


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